Derivatives and Hedge Accounting Activities (Schedule of Derivatives not Designated as Hedging Instruments) (Detail) - Derivatives Not Designated as Hedging Instruments - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	$ 456	$ (375)	$ 42
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	150	(53)	(104)
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	(729)	(487)	73
Commodity | Operating Revenue | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	(303)	(62)	(104)
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	13	(1)	(20)
Commodity | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	514	16	(104)
Commodity | Electric Fuel and Other Energy-Related Purchases | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	453	9	0
Commodity | Discontinued operations
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	8	0	(11)
Interest rate | Discontinued operations
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	244	8	5
Interest rate | Interest and Related Charges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	406	89	87
Foreign currency exchange rate | Discontinued operations
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[2]	$ 0	$ 0	$ 12

[1]	Excludes amounts related to foreign currency exchange rate derivatives that are deferred to plant under construction within property, plant and equipment and regulatory assets/liabilities that will begin to amortize once the CVOW Commercial Project is placed in service.
[2]	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.